Business combinations - Acquisitions in 2019 - Purchase consideration - cash outflow (Details) - Summa Equity Holding AB group $ in Thousands	Mar. 07, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Purchase consideration	$ 299,382
Less: Balances acquired
Cash	10,187
Net outflow of cash-investing activities	$ 289,195